The Company and Principal Business Activities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 26, 2016	Dec. 31, 2016	Mar. 31, 2018	Dec. 31, 2017	Nov. 13, 2017
The Company and Principal Business Activities (Textual)
Common stock issued		75,000,000	100,000,000	100,000,000
Accumulated deficits		$ (1,235,265)	$ (2,290,560)	$ (1,981,384)
Shares issued for cash		$ 250,000
Sea Treasure Holding limited [Member]
The Company and Principal Business Activities (Textual)
Common stock issued	25,000,000
Common stock par value	$ 0.01
Shares issued for cash	$ 250,000
Mr. Ho [Member] | Beneficial Owner [Member]
The Company and Principal Business Activities (Textual)
Common stock issued					27,464,000
Mr. Ho [Member] | Success Green Agreement [Member]
The Company and Principal Business Activities (Textual)
Common stock issued					72,265,000